SUPPLEMENTAL INFORMATION (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 01, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 20, 2020 USD ($)	Dec. 31, 2021 USD ($) installment shares	Dec. 31, 2020 USD ($) installment vessels shares	Dec. 31, 2019 USD ($) suezmax_tanker_vessel_type $ / shares shares
Other Significant Noncash Transactions [Line Items]
Net amount of distribution received from DNK					$ 13.4
Withholding tax					4.5
Gross amount of distribution received from DNK					$ 17.9
Shares issued for purchase of vessels (in shares) | shares					0	0	16,035,856
Number of assets acquired | suezmax_tanker_vessel_type							10
Shares issued for purchase of assets, grant date fair value (in dollars per share) | $ / shares							$ 7.92
Stock issued for purchase of assets, total grant date fair value							$ 127.0
Number of vessels delivered, previously recognized as finance leases | vessels						5
Right of use assets transferred to vessels and equipment						$ 333.5
SeaTeam
Other Significant Noncash Transactions [Line Items]
Ownership interest sold and purchased by other parties						71.38%
Cash consideration received on disposal						$ 10.7
Proceeds from sale of ownership interest	$ 2.7	$ 2.7	$ 2.7	$ 5.4		$ 5.4
Number of installments for consideration to be received on sale of ownership interest | installment					2	2
Front Hakata | SFL
Other Significant Noncash Transactions [Line Items]
Number of vessels with terminated leases | vessels						1
Reduction in capital lease obligation						$ 24.0